Net Income per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to Sogou Inc.	$ 89,105	$ 98,781	$ 82,200
Less: Dividends attributable to preferred shareholders	0	0	24,388
Net income attributable to ordinary shareholders	89,105	98,781	57,812
Numerator for net income per ordinary share-basic	89,105	98,781	57,812
Reversal of preferred share dividends	0	0	1,042
Numerator for net income per ordinary share-diluted	$ 89,105	$ 98,781	$ 58,854
Denominator
Weighted average number of ordinary shares outstanding-basic	389,797	388,731	257,173
Incremental shares from if-converted method	0	0	27,704
Incremental shares from treasury stock method	5,436	7,167	2,428
Weighted average number of ordinary shares outstanding-diluted	395,233	395,898	287,305
Net income per ordinary share-basic	$ 0.23	$ 0.25	$ 0.22
Net income per ordinary share-diluted	$ 0.23	$ 0.25	$ 0.20